UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21455

Dreman /Claymore Dividend & Income Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

Nicholas Dalmaso, Chief Legal and Executive Officer

Dreman/Claymore Dividend & Income Fund

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-630-505-3700

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Dreman/Claymore Dividend & Income Fund

Portfolio of Investments - July 31, 2004 (unaudited)

Number of Shares	Security Name	Value
	Common Stocks - 117.9%
	Consumer Staples - 35.1%
2,451,700	Altria Group, Inc.	$116,700,920
1,046,900	Loews Corp. - Carolina Group	24,874,344
1,185,400	R.J. Reynolds Tobacco Holdings, Inc.	85,289,530
166,800	Universal Corp.	8,044,764
1,363,000	US Tobacco, Inc.	51,725,850
385,500	Vector Group Ltd.	6,087,045

		292,722,453

	Energy - 13.8%
189,500	BP Prudhoe Bay Royalty Trust	6,950,860
265,300	ChevronTexaco Corp.	25,375,945
343,100	ConocoPhillips	27,025,987
168,000	Devon Energy Corp.	11,674,320
50,900	Enerplus Resources Fund	1,508,167
201,800	Kerr-McGee Corp.	10,594,500
108,300	Nicor, Inc.	3,585,813
100,000	Pengrowth Energy Trust	1,495,000
374,700	Peoples Energy Corp.	14,613,300
150,800	San Juan Basin Royalty Trust	4,266,132
190,200	Star Gas Partners, L.P.	3,921,924
233,400	Williams Coal Seam Gas Royalty Trust	3,963,132

		114,975,080

	Financials - 38.7%
225,000	American Home Mortgage Investment Corp.	5,816,250
180,900	American International Group, Inc.	12,780,585
270,000	Bank of America Corp.	22,952,700
759,100	Fannie Mae	53,865,736
1,087,200	Freddie Mac	69,917,832
670,000	Impac Mortgage Holding, Inc.	15,376,500
724,800	KeyCorp	21,874,464
794,100	Luminent Mortgage Capital, Inc.	8,520,693
1,163,300	MFA Mortgage Investments, Inc.	9,434,363
181,700	Newcastle Investment Corp.	5,140,293
246,100	Novastar Financial, Inc.	9,871,071
233,600	PNC Financial Services Group	11,820,160
415,000	Regions Financial Corp.	12,321,350
448,600	U.S. Bancorp	12,695,380
65,000	Wachovia Corp.	2,880,150
1,232,800	Washington Mutual, Inc.	47,832,640

		323,100,167

Dreman/Claymore Dividend & Income Fund

Portfolio of Investments - July 31, 2004 (unaudited)

Number of Shares	Security Name	Value
	Healthcare - 5.7%
1,465,000	Bristol-Myers Squibb Co.	33,548,500
80,700	Medco Health Solutions, Inc.(c)	2,445,210
50,000	Merck & Co., Inc.	2,267,500
300,000	Pfizer, Inc.	9,588,000

		47,849,210

	Information Technology - 0.4%
161,800	Electronic Data Systems Corp.	2,990,064

	Telecommunications - 5.9%
1,495,000	SBC Communications, Inc.	37,883,300
290,000	Verizon Communications, Inc.	11,176,600

		49,059,900

	Utilities - 18.3%
735,600	Ameren Corp.	32,873,964
659,700	Consolidated Edison, Inc.	27,027,909
354,200	DTE Energy Co.	14,228,214
361,900	Empire District Electric Co.	7,205,429
327,200	Great Plains Energy, Inc.	9,387,368
221,400	Hawaiian Electric Industries, Inc.	5,652,342
155,200	KeySpan Corp.	5,585,648
525,000	OGE Energy Corp.	13,067,250
385,100	Pepco Holdings, Inc.	6,931,800
433,800	Progress Energy, Inc.	18,280,332
311,300	Public Service Enterprise Group, Inc.	12,140,700

		152,380,956

	Total Common Stocks
	(Cost $1,014,241,537)	983,077,830

Principal Amount	Corporate Bonds - 1.5%
	Financials - 0.6%
$5,000,000	BF Saul REIT, B+, (a)
	7.500%, 3/1/14	5,000,000

	Telecommunications Equipment - 0.9%
7,500,000	SBA Communications Corp., CCC - 10.250%, 02/01/09	7,800,000

	Total Corporate Bonds
	(Cost $12,601,106)	12,800,000

Dreman/Claymore Dividend & Income Fund

Portfolio of Investments - July 31, 2004 (unaudited)

Number of Shares	Security Name	Value
Number of Shares	Preferred Stocks - 26.5%
	Consumer Discretionary - 0.3%
125,000	Westcoast Hospitality Co., 9.500%	3,159,375

	Consumer Staples - 0.5%
40,000	Dairy Farmers Of America, 7.875%, (a)	4,092,500

	Energy - 3.5%
440,000	EL Paso Tennessee Pipe, 8.250%	18,796,272
385,500	Southern Union Co., 7.550%	10,369,950

		29,166,222

	Financials - 22.0%
7,000,000	Abbey Natl Cap Trust I, 8.963%, (b)	8,976,338
58,000	Abbey National PLC, Series B, ADR, 7.375%	1,522,500
200,000	ABN AMRO Cap Fund TR VII, 6.080%	4,738,000
200,000	Affordable Residential, 8.250%	5,100,000
18,000	Apartment Investment & Management Co., 10.100%	478,260
80,000	Banco Santander, 6.410%, (a)	1,947,040
10,000,000	Barclays Bank PLC, 8.550%,(a)(b)	11,960,330
9,000,000	CA Preferred Fund Trust, 7.000%	9,078,948
189,300	Chevy Chase Bank, 8.000%	5,158,425
1,000	Doral Financial Corp., Series B, 8.350%	26,625
8,660	Doral Financial Corp., Series C, 7.250%	220,830
7,042,000	HSBC Capital Funding, LP, 10.176%, (a)(b)	9,969,465
12,840,000	HSBC Capital Funding LP, 9.547%, (a)(b)	15,791,941
140,500	Lehman Brothers Holdings, 6.500%	3,675,480
2,000,000	Lloyds TSB Bank PLC, 6.900%	2,038,260
80,000	LTC Properties, Inc., 8.000%	1,937,600
21,000	Novastar Financial, Inc., Series C, 8.900%	527,100
13,354,000	Old Mutual Cap Funding 8%, 8.000%	13,287,230
400,000	Omega Healthcare, 8.375%	10,036,000
31,000,000	Prudential PLC, 6.500%	29,195,862
6,400,000	RBS Capital Trust B, 6.800%	6,439,981
12,000,000	Royal Bank Of Scotland, 9.118%	14,511,480
5,750,000	Royal Bank Of Scotland, 7.648%, (b)	6,541,913
16,775,000	UBS Pfd Funding Trust I, 8.622%, (b)	19,983,219

		183,142,827

	Utilities - 0.2%
80,000	Alabama Power Co., 5.300%	1,844,800

	Total Preferred Stocks

Dreman/Claymore Dividend & Income Fund

Portfolio of Investments - July 31, 2004 (unaudited)

Number of Shares	Security Name	Value
	(Cost $230,135,062)	221,405,724

	Investment Companies - 2.5%
116,000	Cohen & Steers REIT and Preferred Income Fund	2,761,960
296,200	Evergreen Income Advantage Fund	4,511,126
232,600	Hyperion Total Return Fund	2,244,590
240,000	Nuveen Preferred and Convertible Income Fund II	3,249,600
211,200	Nuveen Quality Preferred Income Fund II	3,085,632
295,200	Pioneer High Income Trust	4,590,360
6,400	Salomon Brothers Worldwide Income Fund, Inc.	99,136

	Total Investment Companies
	(Cost $21,925,956)	20,542,404

	Total Long-Term Investments
	(Cost $1,278,903,661) - 148.4%	1,237,825,958

	Short-Term Investments - 2.4%
20,321,534	JP Morgan Prime Money Market Fund
	(Cost $20,321,534)	20,321,534

	Total Investments
	(Cost $1,299,225,195) - 150.8%	1,258,147,492
	Other Assets in Excess of Liabilities - 0.1%	864,385
	Preferred Shares, at Liquidation Value - (-50.9% of Net Assets Available
	to Common Shares or -33.8% of Total Investments)	(425,000,000)

	Net Assets Applicable to Common Shares - 100.0%	$834,011,877

Ratings shown are per Standard & Poor’s.

PLC Public Limited Company.

(a)	Securities are exempt from registration under Rule 144A of the securities act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004 these securities amounted to $48,761,276 or 5.85% of net assets

(b)	Floating or Variable rate security.

(c)	Non-income producing security.

All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shares unless otherwise noted.

Futures:

Description	Number of Contracts	Expiration Month	Original Value	Value at 31-Jul-04	Unrealized Appreciation/ (Depreciation)
Short Futures Contracts:
U.S. Long Bond Futures (CBT)	2,889	Sep-04	$300,654,771.67	$312,643,968.75	$(11,989,197.08)
1 Month Libor Future	48	Sep-04	11,766,306.58	11,787,000.00	(20,693.42)

			$312,421,078.25	$324,430,968.75	$(12,009,890.50)

Item 2.	Controls and Procedures.

(a)	The President and Treasurer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during its last quarter that have materially affected or are reasonably likely to materially affect these controls.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dreman/Claymore Dividend & Income Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date: September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date: September 29, 2004

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date: September 29, 2004